Income Taxes - Reconciliation of Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Deferred Tax Assets, Valuation Allowance		$ (109)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	1.00%	(6.00%)	6.00%
Net impact of IRS settlement	0.00%	303.00%	0.00%
Foreign rate differential	(2.00%)	14.00%	0.00%
Permanent differences	1.00%	0.00%	0.00%
Net change in valuation allowance	(43.00%)	23.00%	(23.00%)
Other	0.00%	0.00%	(2.00%)
Effective income tax rate	(8.00%)	369.00%	16.00%
Cendant [Member] | Realogy [Member]
Income Tax Examination [Line Items]
Guaranty arrangement, percentage of obligations assumed	62.50%
Cendant [Member] | Internal Revenue Service (IRS) [Member] | Realogy [Member]
Income Tax Examination [Line Items]
Income taxes paid pursuant to settlement		$ 58